INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Schedule of long-term investments consisting of cost method investments, equity method investments and available-for-sale securities

	December 31, 2014	September 30, 2015
	RMB	RMB
Available-for-sale securities
Tujia (available-for-sale)	—	2,784,302,479
LY.com (available-for-sale)	1,547,844,523	2,253,163,385
Hanting (available-for-sale)	898,828,511	852,386,094
Easy Go (available-for-sale)	627,905,501	643,186,701
eHi (available-for-sale)	535,024,052	717,027,215
Tuniu (available-for-sale)	216,690,294	313,860,446
A travel agency focusing on teenager market (available-for-sale)	81,000,000	81,000,000
A big-data advertisement company (available-for-sale)	62,046,000	63,556,000
Happy City (available-for-sale)	35,422,062	36,328,061
Dining Secretary (available-for-sale)	29,046,000	30,556,000
Equity method investments
eLong (equity method)	—	2,610,521,829
Homeinns (equity method)	902,964,928	933,734,378
Skyseas (equity method)	161,828,826	140,002,007
Cost method investments
Keystone (cost method)	158,217,350	162,067,851
A C2C carpooling platform (cost method)	—	127,112,000
Zhong An Online (cost method)	50,000,000	50,000,000
Others	11,938,400	56,842,654

Total net book value	5,318,756,447	11,855,647,100

Home Inns
Carrying amount and unrealized securities holding profit for equity method investment

	December 31, 2014	September 30, 2015
	RMB	RMB
Investment cost
Balance at beginning of year	554,626,285	568,679,251
Foreign currency translation	14,052,966	11,235,008

Total investment cost	568,679,251	579,914,259

Value booked under equity method
Share of cumulative profit	357,085,613	379,535,689
Amortization of identifiable intangible assets, net of tax	(22,799,936)	(25,715,570)

Total booked value under equity method.	334,285,677	353,820,119

Net book value	902,964,928	933,734,378

Financial information of investees

        The financial information of Homeinns as of September 30, 2014 and June 30, 2015 is as follows:

	September 30, 2014	June 30, 2015
	RMB ('000)	RMB ('000)
Current assets	1,230,755	1,394,546
Non-current assets	8,030,078	7,895,931
Current liabilities	1,751,016	2,579,453
Non-current liabilities	2,546,507	1,556,096
Retain earnings	1,568,795	1,638,737
Non-controlling interest	15,188	17,409
Total shareholders' equity	4,963,310	5,154,928

        The financial information of Homeinns as of and for the nine-month period ended December 31, 2014 and June 30, 2015 is as follows:

Total revenues	4,780,743	4,773,053
Net Revenues	4,483,401	4,485,989
Income from operations	359,185	219,612
Net income	198,384	121,282
Net (loss) / income attributable to Homeinns Group's shareholders	195,884	119,062